RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE 18. RELATED PARTY TRANSACTIONS

	For the years ended September 30,
	2011	2010	2009
	US$(’000)	US$(’000)	US$(’000)
Sales to related parties:
Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd.	—	—	1,148
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	131	—	—
Total	131	—	1,148

Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd., which is a subsidiary of China Green Agricultural Co., Inc. (CGA), a company under common control with the Company, received products from the Company at a consideration of US$1,148,000 in the year ended September 30, 2009 and the payment was fully received.

Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd (“Yuxing”) a company under common control with the Company, entered into an agreement with the Company, pursuit to which the Company is responsible for developing certain electronic control systems for Yuxing. The total contracted value of this agreement, including value-added taxes and other taxes, is RMB3,030,000, or approximately US$458,000. By September 30, 2011, approximately 30% of the contract amount was recognized as revenue, and the payment was received.

There were no other related parties transactions for the year ended September 30, 2010.

For the year ended September 30, 2009, Kingtone Information, the VIE provided its self-owned office space at 3/F, Area A, Block A, No. 18 South Taibai Road, Xi’an 710065, People’s Republic of China to Xi’an Techteam Science and Technology Industry (Group) Co., Ltd. (the “Group Company”), which is controlled by Tao Li, the Company’s Chairman. The Group Company later leased these offices to CGA for no consideration for an unspecified term. On September 30, 2010, CGA cancelled the lease agreement with the Group Company without penalty and signed a two year lease starting from July 1, 2010 directly with the VIE. According to the new lease agreement, the monthly rent is approximately US$1,600 (RMB 10,800).

The Company’s Beijing office is located in two Suites (2208 and 2209) at Building 16, An Hui Dong Li, Chaoyang District, Beijing. It covers a combined gross floor space of 184.8 square meters. Tao Li owns this space and allows the Company to use it for no consideration for an unspecified term.